Fair Value Measurements - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Long term marketable securities	$ 0
Marketable securities	75,885	$ 0
Recurring | Public Warrants
Liabilities
Warrant liability	26,483
Recurring | Private Placement Warrants
Liabilities
Warrant liability	23,537
Recurring | 2019 Convertible Promissory Notes
Liabilities
Liabilities		3,612
Recurring | 2020 Convertible Promissory Notes Embedded Derivative
Liabilities
Liabilities		2,817
Recurring | Level 1 | Public Warrants
Liabilities
Warrant liability	26,483
Recurring | Level 2 | Private Placement Warrants
Liabilities
Warrant liability	23,537
Recurring | Level 3
Liabilities
Transfers in or out of Level 3	0	0
Recurring | Level 3 | 2019 Convertible Promissory Notes
Liabilities
Liabilities		3,612
Recurring | Level 3 | 2020 Convertible Promissory Notes Embedded Derivative
Liabilities
Liabilities		$ 2,817
Recurring | Commercial Paper
Assets
Assets	33,275
Recurring | Commercial Paper | Level 1
Assets
Assets	33,275
Recurring | Corporate Bonds
Assets
Assets	39,593
Recurring | Corporate Bonds | Level 1
Assets
Assets	39,593
Recurring | Government Bonds
Assets
Assets	3,017
Recurring | Government Bonds | Level 1
Assets
Assets	$ 3,017